UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.5%                       42,300   Boeing Co.                                              $   4,441,077
                                                 11,300   General Dynamics Corp.                                        954,511
                                                  5,000   Goodrich Corp.                                                341,150
                                                 38,300   Honeywell International, Inc.                               2,277,701
                                                    900   L-3 Communications Holdings, Inc.                              91,926
                                                 36,100   Lockheed Martin Corp.                                       3,916,489
                                                 14,200   Northrop Grumman Corp.                                      1,107,600
                                                  5,600   Precision Castparts Corp.                                     828,688
                                                 71,900   Raytheon Co.                                                4,588,658
                                                    800   Rockwell Collins, Inc.                                         58,432
                                                 34,900   United Technologies Corp.                                   2,808,752
                                                                                                                  -------------
                                                                                                                     21,414,984
-------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                    8,400   C.H. Robinson Worldwide, Inc.                                 456,036
                                                  8,700   FedEx Corp.                                                   911,325
                                                 37,500   United Parcel Service, Inc. Class B                         2,816,250
                                                                                                                  -------------
                                                                                                                      4,183,611
-------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                            4,100   Johnson Controls, Inc.                                        484,251
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                                3,500   Harley-Davidson, Inc.                                         161,735
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                                 22,600   Anheuser-Busch Cos., Inc.                                   1,129,774
                                                 87,800   The Coca-Cola Co.                                           5,045,866
                                                     12   Molson Coors Brewing Co. Class B                                1,196
                                                 60,210   PepsiCo, Inc.                                               4,410,985
                                                                                                                  -------------
                                                                                                                     10,587,821
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.8%                             11,610   Biogen Idec, Inc. (a)                                         770,091
                                                 15,500   Celgene Corp. (a)                                           1,105,305
                                                 53,900   Genzyme Corp. (a)                                           3,339,644
                                                                                                                  -------------
                                                                                                                      5,215,040
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.6%                         11,300   American Standard Cos., Inc.                                  402,506
                                                129,300   Masco Corp.                                                 2,995,881
                                                                                                                  -------------
                                                                                                                      3,398,387
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                           39,300   A.G. Edwards, Inc.                                          3,291,375
                                                  9,600   Ameriprise Financial, Inc.                                    605,856
                                                 36,134   The Bank of New York Mellon Corp.                           1,594,955
                                                 23,800   The Charles Schwab Corp.                                      514,080
                                                 32,750   Franklin Resources, Inc.                                    4,175,625
                                                  1,300   Invesco Plc (h)                                                35,490
                                                  7,400   Janus Capital Group, Inc.                                     209,272
                                                 21,700   Lehman Brothers Holdings, Inc.                              1,339,541
                                                 20,200   Morgan Stanley                                              1,272,600
                                                    900   Northern Trust Corp.                                           59,643
                                                 33,512   Nuveen Investments, Inc. Class A                            2,075,733
                                                  9,628   State Street Corp.                                            656,244
                                                 26,700   T. Rowe Price Group, Inc.                                   1,486,923
                                                                                                                  -------------
                                                                                                                     17,317,337
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                                  4,100   Air Products & Chemicals, Inc.                                400,816
                                                  2,300   Ashland, Inc.                                                 138,483
                                                 28,800   The Dow Chemical Co.                                        1,240,128
                                                 28,800   E.I. du Pont de Nemours & Co.                               1,427,328
                                                  3,600   Eastman Chemical Co.                                          240,228
                                                  4,700   Hercules, Inc.                                                 98,794

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 18,500   Huntsman Corp.                                          $     490,065
                                                  2,100   International Flavors & Fragrances, Inc.                      111,006
                                                 27,900   Lyondell Chemical Co.                                       1,293,165
                                                 24,900   Monsanto Co.                                                2,134,926
                                                 20,500   PPG Industries, Inc.                                        1,548,775
                                                  7,300   Praxair, Inc.                                                 611,448
                                                  5,400   Rohm & Haas Co.                                               300,618
                                                  5,400   Sigma-Aldrich Corp.                                           263,196
                                                                                                                  -------------
                                                                                                                     10,298,976
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.8%                          11,725   BB&T Corp.                                                    473,573
                                                  8,700   Commerce Bancorp, Inc.                                        337,386
                                                 10,134   Fifth Third Bancorp                                           343,340
                                                  1,000   Marshall & Ilsley Corp.                                        43,770
                                                 12,102   The PNC Financial Services Group, Inc. (b)                    824,146
                                                 14,998   Regions Financial Corp.                                       442,141
                                                 59,200   SunTrust Banks, Inc.                                        4,479,664
                                                 57,654   U.S. Bancorp                                                1,875,485
                                                 69,385   Wachovia Corp.                                              3,479,658
                                                135,446   Wells Fargo & Co.                                           4,824,587
                                                                                                                  -------------
                                                                                                                     17,123,750
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%            11,900   Allied Waste Industries, Inc. (a)                             151,725
                                                  5,800   Equifax, Inc.                                                 221,096
                                                  8,900   R.R. Donnelley & Sons Co.                                     325,384
                                                  9,800   Waste Management, Inc.                                        369,852
                                                                                                                  -------------
                                                                                                                      1,068,057
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.1%                  41,900   Andrew Corp. (a)                                              580,315
                                                153,200   Avaya, Inc. (a)                                             2,598,272
                                                     14   Ciena Corp. (a)                                                   533
                                                349,300   Cisco Systems, Inc. (a)                                    11,565,323
                                                146,200   Corning, Inc.                                               3,603,830
                                                 20,900   Juniper Networks, Inc. (a)                                    765,149
                                                      3   Motorola, Inc.                                                     56
                                                                                                                  -------------
                                                                                                                     19,113,478
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.4%                   39,170   Apple Computer, Inc. (a)                                    6,014,162
                                                 10,800   Dell, Inc. (a)                                                298,080
                                                 86,500   EMC Corp. (a)                                               1,799,200
                                                106,607   Hewlett-Packard Co.                                         5,307,963
                                                 82,447   International Business Machines Corp.                       9,712,257
                                                 12,100   NCR Corp. (a)                                                 602,580
                                                  6,000   Network Appliance, Inc. (a)                                   161,460
                                                    100   QLogic Corp. (a)                                                1,345
                                                488,400   Sun Microsystems, Inc. (a)                                  2,739,924
                                                 20,506   Teradata Corp. (a)                                            534,796
                                                                                                                  -------------
                                                                                                                     27,171,767
-------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%                 3,500   Fluor Corp.                                                   503,930
                                                 16,600   KBR, Inc. (a)                                                 643,582
                                                                                                                  -------------
                                                                                                                      1,147,512
-------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                     6,878   Florida Rock Industries, Inc.                                 429,806
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.8%                         103,800   American Express Co.                                        6,162,606
                                                 46,744   Capital One Financial Corp.                                 3,105,204

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 19,100   Discover Financial Services, Inc.                       $     397,280
                                                  5,940   PHH Corp. (a)                                                 156,103
                                                 28,400   SLM Corp.                                                   1,410,628
                                                                                                                  -------------
                                                                                                                     11,231,821
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                    10,900   Myers Industries, Inc.                                        216,038
-------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                               7,410   Keystone Automotive Industries, Inc. (a)                      353,902
-------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.6%              5,700   Apollo Group, Inc. Class A (a)                                342,855
                                                150,500   H&R Block, Inc.                                             3,187,590
                                                                                                                  -------------
                                                                                                                      3,530,445
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.0%           172,066   Bank of America Corp. (g)                                   8,649,758
                                                    518   CME Group, Inc.                                               304,247
                                                201,213   Citigroup, Inc.                                             9,390,611
                                                  3,300   IntercontinentalExchange, Inc. (a)                            501,270
                                                 11,900   International Securities Exchange, Inc.                       790,993
                                                212,663   JPMorgan Chase & Co.                                        9,744,219
                                                  6,700   Leucadia National Corp.                                       323,074
                                                    300   Moody's Corp.                                                  15,120
                                                  7,200   Nymex Holdings, Inc.                                          937,296
                                                                                                                  -------------
                                                                                                                     30,656,588
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   256,505   AT&T Inc.                                                  10,852,726
Services - 2.5%                                  33,900   Qwest Communications International Inc. (a)                   310,524
                                                 93,940   Verizon Communications, Inc.                                4,159,663
                                                                                                                  -------------
                                                                                                                     15,322,913
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                         6,800   Allegheny Energy, Inc. (a)                                    355,368
                                                 45,200   Duke Energy Corp.                                             844,788
                                                 13,300   Edison International                                          737,485
                                                  8,000   Entergy Corp.                                                 866,320
                                                 27,424   Exelon Corp.                                                2,066,673
                                                 51,400   FPL Group, Inc.                                             3,129,232
                                                  5,700   FirstEnergy Corp.                                             361,038
                                                 48,300   PPL Corp.                                                   2,236,290
                                                 19,000   The Southern Co.                                              689,320
                                                                                                                  -------------
                                                                                                                     11,286,514
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                      32,100   Emerson Electric Co.                                        1,708,362
                                                  2,900   First Solar, Inc. (a)                                         341,446
                                                 12,300   Rockwell Automation, Inc.                                     854,973
                                                                                                                  -------------
                                                                                                                      2,904,781
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                             17,900   Agilent Technologies, Inc. (a)                                660,152
& Instruments - 1.0%                             42,900   CDW Corp.                                                   3,740,880
                                                  8,800   Jabil Circuit, Inc.                                           200,992
                                                 35,100   Solectron Corp. (a)                                           135,384
                                                  3,100   Tektronix, Inc.                                                85,994
                                                 35,385   Tyco Electronics Ltd.                                       1,253,690
                                                                                                                  -------------
                                                                                                                      6,077,092
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.8%               51,700   Baker Hughes, Inc.                                          4,672,129
                                                 53,950   Halliburton Co.                                             2,071,680
                                                      3   Nabors Industries Ltd. (a)                                         92
                                                  7,200   National Oilwell Varco, Inc. (a)                            1,040,400
                                                  2,600   Noble Corp.                                                   127,530
                                                 10,200   Pride International, Inc. (a)                                 372,810

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                  6,200   Schlumberger Ltd.                                       $     651,000
                                                  8,200   Smith International, Inc.                                     585,480
                                                 10,800   Transocean, Inc. (a)                                        1,220,940
                                                  7,300   Weatherford International Ltd. (a)                            490,414
                                                                                                                  -------------
                                                                                                                     11,232,475
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.0%                  60,165   CVS/Caremark Corp.                                          2,384,339
                                                 25,100   Costco Wholesale Corp.                                      1,540,387
                                                134,300   The Kroger Co.                                              3,830,236
                                                 17,713   SUPERVALU INC.                                                690,984
                                                 34,300   SYSCO Corp.                                                 1,220,737
                                                 16,800   Safeway, Inc.                                                 556,248
                                                 18,105   Wal-Mart Stores, Inc.                                         790,283
                                                 31,400   Walgreen Co.                                                1,483,336
                                                                                                                  -------------
                                                                                                                     12,496,550
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                             45,500   Archer-Daniels-Midland Co.                                  1,505,140
                                                  8,838   Campbell Soup Co.                                             327,006
                                                 36,200   ConAgra Foods, Inc.                                           945,906
                                                  7,100   General Mills, Inc.                                           411,871
                                                 17,600   H.J. Heinz Co.                                                813,120
                                                  8,000   Kellogg Co.                                                   448,000
                                                 76,547   Kraft Foods, Inc.                                           2,641,637
                                                  9,100   Reddy Ice Holdings, Inc.                                      239,967
                                                233,800   Sara Lee Corp.                                              3,902,122
                                                 59,500   Tyson Foods, Inc. Class A                                   1,062,075
                                                  2,000   Wm. Wrigley Jr. Co.                                           128,460
                                                                                                                  -------------
                                                                                                                     12,425,304
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                             12,112   Spectra Energy Corp.                                          296,502
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.9%          25,700   Bausch & Lomb, Inc.                                         1,644,800
                                                 79,000   Baxter International, Inc.                                  4,446,120
                                                  4,600   Becton Dickinson & Co.                                        377,430
                                                 36,410   Covidien Ltd.                                               1,511,015
                                                 13,500   DJO, Inc. (a)                                                 662,850
                                                 17,100   Dade Behring Holdings, Inc.                                 1,305,585
                                                 34,300   Medtronic, Inc.                                             1,934,863
                                                 24,500   St. Jude Medical, Inc. (a)                                  1,079,715
                                                 57,400   Stryker Corp.                                               3,946,824
                                                  9,700   Zimmer Holdings, Inc. (a)                                     785,603
                                                                                                                  -------------
                                                                                                                     17,694,805
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.9%          21,000   Aetna, Inc.                                                 1,139,670
                                                 14,900   AmerisourceBergen Corp.                                       675,417
                                                 64,255   Cardinal Health, Inc.                                       4,017,865
                                                  5,500   Cigna Corp.                                                   293,095
                                                 45,700   Coventry Health Care, Inc. (a)                              2,842,997
                                                 10,500   Express Scripts, Inc. (a)                                     586,110
                                                  6,900   Humana, Inc. (a)                                              482,172
                                                 25,600   Manor Care, Inc.                                            1,648,640
                                                  7,316   Medco Health Solutions, Inc. (a)                              661,293
                                                  5,700   Patterson Cos., Inc. (a)                                      220,077
                                                 29,200   Sierra Health Services, Inc. (a)                            1,231,948

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 46,013   UnitedHealth Group, Inc.                                $   2,228,410
                                                 23,457   WellPoint, Inc. (a)                                         1,851,226
                                                                                                                  -------------
                                                                                                                     17,878,920
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.4%              8,627   Carnival Corp.                                                417,806
                                                    500   Chipotle Mexican Grill, Inc. Class A (a)(d)                    59,065
                                                  5,800   Darden Restaurants, Inc.                                      242,788
                                                 36,550   Harrah's Entertainment, Inc. (g)                            3,177,292
                                                 81,698   Hilton Hotels Corp.                                         3,798,140
                                                  5,300   International Game Technology                                 228,430
                                                  6,040   MGM Mirage (a)                                                540,218
                                                 48,582   McDonald's Corp.                                            2,646,262
                                                 15,217   Rare Hospitality International, Inc. (a)                      579,920
                                                 47,400   Starbucks Corp. (a)                                         1,241,880
                                                  5,200   Starwood Hotels & Resorts Worldwide, Inc.                     315,900
                                                 11,100   Station Casinos, Inc.                                         971,028
                                                  3,500   Wendy's International, Inc.                                   122,185
                                                     20   Wyndham Worldwide Corp.                                           655
                                                 21,400   Yum! Brands, Inc.                                             723,962
                                                                                                                  -------------
                                                                                                                     15,065,531
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%                        14,500   Harman International Industries, Inc.                       1,254,540
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.5%                        20,800   Colgate-Palmolive Co.                                       1,483,456
                                                 24,400   Kimberly-Clark Corp.                                        1,714,344
                                                173,305   The Procter & Gamble Co.                                   12,190,274
                                                                                                                  -------------
                                                                                                                     15,388,074
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                               36,300   Acxiom Corp.                                                  718,377
                                                 19,100   Affiliated Computer Services, Inc. Class A (a)                959,584
                                                 22,000   Alliance Data Systems Corp. (a)                             1,703,680
                                                 20,900   Automatic Data Processing, Inc.                               959,937
                                                  1,075   Broadridge Financial Solutions LLC                             20,371
                                                 64,300   Ceridian Corp. (a)                                          2,233,782
                                                  9,700   CheckFree Corp. (a)                                           451,438
                                                  2,300   Cognizant Technology Solutions Corp. (a)                      183,471
                                                  7,100   Computer Sciences Corp. (a)                                   396,890
                                                  6,900   Fidelity National Information Services, Inc.                  306,153
                                                 13,800   Paychex, Inc.                                                 565,800
                                                                                                                  -------------
                                                                                                                      8,499,483
-------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                      10,700   The AES Corp. (a)(g)                                          214,428
& Energy Traders - 0.9%                           2,400   Constellation Energy Group, Inc.                              205,896
                                                 74,800   TXU Corp.                                                   5,121,556
                                                                                                                  -------------
                                                                                                                      5,541,880
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.6%                  29,300   3M Co.                                                      2,741,894
                                                314,900   General Electric Co.                                       13,036,860
                                                  3,600   Textron, Inc.                                                 223,956
                                                  6,810   Tyco International Ltd.                                       301,955
                                                                                                                  -------------
                                                                                                                     16,304,665
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                 39,200   ACE Ltd.                                                    2,374,344
                                                 11,900   AON Corp.                                                     533,239
                                                 19,900   Aflac, Inc.                                                 1,135,096
                                                 32,400   The Allstate Corp.                                          1,852,956
                                                 99,175   American International Group, Inc. (g)                      6,709,189

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 78,400   Chubb Corp.                                             $   4,205,376
                                                  4,196   Genworth Financial, Inc. Class A                              128,943
                                                  8,200   Hartford Financial Services Group, Inc.                       758,910
                                                  4,365   Lincoln National Corp.                                        287,959
                                                 18,086   Loews Corp.                                                   874,458
                                                 10,200   Marsh & McLennan Cos., Inc.                                   260,100
                                                 82,100   MetLife, Inc.                                               5,724,833
                                                  3,500   Principal Financial Group, Inc.                               220,815
                                                 14,400   Prudential Financial, Inc.                                  1,405,152
                                                 26,929   The Travelers Cos., Inc.                                    1,355,606
                                                 14,700   UnumProvident Corp.                                           359,709
                                                  8,400   XL Capital Ltd. Class A                                       665,280
                                                                                                                  -------------
                                                                                                                     28,851,965
-------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                  9,800   Amazon.com, Inc. (a)                                          912,870
                                                 10,800   IAC/InterActiveCorp (a)                                       320,436
                                                                                                                  -------------
                                                                                                                      1,233,306
-------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%             109,205   eBay, Inc. (a)                                              4,261,179
                                                  9,928   Google, Inc. Class A (a)                                    5,631,857
                                                     32   Yahoo! Inc. (a)                                                   859
                                                                                                                  -------------
                                                                                                                      9,893,895
-------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.0%               1,300   Eastman Kodak Co.                                              34,788
                                                  6,400   Hasbro, Inc.                                                  178,432
                                                  1,800   Mattel, Inc.                                                   42,228
                                                                                                                  -------------
                                                                                                                        255,448
-------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%            16,600   Applera Corp. - Applied Biosystems Group                      575,024
                                                 17,235   Thermo Fisher Scientific, Inc. (a)                            994,804
                                                                                                                  -------------
                                                                                                                      1,569,828
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                 34,100   Caterpillar, Inc.                                           2,674,463
                                                  4,300   Cummins, Inc.                                                 549,927
                                                  9,100   Deere & Co.                                                 1,350,622
                                                  6,000   Eaton Corp.                                                   594,240
                                                  7,400   ITT Corp.                                                     502,682
                                                  5,700   Ingersoll-Rand Co. Class A                                    310,479
                                                 10,150   PACCAR, Inc.                                                  865,288
                                                  4,900   Pall Corp.                                                    190,610
                                                  4,700   Parker Hannifin Corp.                                         525,601
                                                  4,200   Terex Corp. (a)                                               373,884
                                                                                                                  -------------
                                                                                                                      7,937,796
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                     36,448   CBS Corp. Class B                                           1,148,112
                                                 53,200   Catalina Marketing Corp. (a)                                1,723,148
                                                 76,100   Clear Channel Communications, Inc.                          2,849,184
                                                 33,935   Comcast Corp. Class A (a)                                     820,548
                                                 18,000   The DIRECTV Group, Inc. (a)                                   437,040
                                                 10,600   Dow Jones & Co., Inc.                                         632,820
                                                 84,190   Gannett Co., Inc.                                           3,679,103
                                                  1,200   The McGraw-Hill Cos., Inc.                                     61,092
                                                116,300   News Corp. Class A                                          2,557,437
                                                 13,400   Omnicom Group Inc.                                            644,406
                                                     25   Time Warner, Inc.                                                 459

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 14,200   Virgin Media, Inc.                                      $     344,634
                                                176,207   Walt Disney Co.                                             6,059,759
                                                                                                                  -------------
                                                                                                                     20,957,742
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%                           23,100   Alcan, Inc.                                                 2,311,848
                                                 26,300   Alcoa, Inc.                                                 1,028,856
                                                  4,200   Allegheny Technologies, Inc.                                  461,790
                                                 15,208   Freeport-McMoRan Copper & Gold, Inc. Class B                1,595,167
                                                 41,900   Nucor Corp.                                                 2,491,793
                                                  4,800   United States Steel Corp.                                     508,512
                                                                                                                  -------------
                                                                                                                      8,397,966
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%                              200   Ameren Corp.                                                   10,500
                                                212,300   CenterPoint Energy, Inc.                                    3,403,169
                                                  7,200   DTE Energy Co.                                                348,768
                                                 26,200   Dominion Resources, Inc.                                    2,208,660
                                                     15   NiSource, Inc.                                                    287
                                                 14,300   PG&E Corp.                                                    683,540
                                                 10,300   Public Service Enterprise Group, Inc.                         906,297
                                                 10,700   Sempra Energy                                                 621,884
                                                                                                                  -------------
                                                                                                                      8,183,105
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                           4,500   Big Lots, Inc. (a)                                            134,280
                                                 16,300   Family Dollar Stores, Inc.                                    432,928
                                                 53,100   Kohl's Corp. (a)                                            3,044,223
                                                 10,470   Macy's, Inc.                                                  338,390
                                                 13,800   Nordstrom, Inc.                                               647,082
                                                 14,500   Saks, Inc.                                                    248,675
                                                  3,100   Target Corp.                                                  197,067
                                                                                                                  -------------
                                                                                                                      5,042,645
-------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                        17,800   Xerox Corp. (a)                                               308,652
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.7%               85,100   Anadarko Petroleum Corp.                                    4,574,125
                                                  8,400   Apache Corp.                                                  756,504
                                                 87,502   Chevron Corp.                                               8,188,437
                                                100,550   ConocoPhillips                                              8,825,274
                                                  1,100   Consol Energy, Inc.                                            51,260
                                                267,090   Exxon Mobil Corp.                                          24,721,850
                                                 11,175   Hess Corp.                                                    743,473
                                                 27,872   Marathon Oil Corp.                                          1,589,261
                                                  7,600   Murphy Oil Corp.                                              531,164
                                                      4   Occidental Petroleum Corp.                                        256
                                                  1,000   Sunoco, Inc.                                                   70,780
                                                    500   Tesoro Corp.                                                   23,010
                                                 26,923   Valero Energy Corp.                                         1,808,687
                                                 23,400   Williams Cos., Inc.                                           797,004
                                                 16,500   XTO Energy, Inc.                                            1,020,360
                                                                                                                  -------------
                                                                                                                     53,701,445
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                       11   Domtar Corp. (a)                                                   90
                                                  5,700   International Paper Co.                                       204,459
                                                 20,300   MeadWestvaco Corp.                                            599,459
                                                 10,739   Weyerhaeuser Co.                                              776,430
                                                                                                                  -------------
                                                                                                                      1,580,438
-------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%                         15,200   Playtex Products, Inc. (a)                                    277,856
-------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%                           42,100   Abbott Laboratories                                     $   2,257,402
                                                     12   Allergan, Inc.                                                    774
                                                 32,800   Eli Lilly & Co.                                             1,867,304
                                                  6,200   Forest Laboratories, Inc. (a)                                 231,198
                                                 51,309   Johnson & Johnson                                           3,371,001
                                                179,400   King Pharmaceuticals, Inc. (a)                              2,102,568
                                                 80,102   Merck & Co., Inc.                                           4,140,472
                                                297,040   Pfizer, Inc.                                                7,256,687
                                                134,100   Schering-Plough Corp.                                       4,241,583
                                                                                                                  -------------
                                                                                                                     25,468,989
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                    56,600   Archstone-Smith Trust                                       3,403,924
(REITs) - 1.1%                                   25,100   Equity Inns, Inc.                                             566,758
                                                 11,500   General Growth Properties, Inc.                               616,630
                                                  4,300   Host Marriott Corp.                                            96,492
                                                      1   Kimco Realty Corp.                                                 45
                                                  3,800   ProLogis                                                      252,130
                                                      4   Public Storage                                                    315
                                                 21,400   Republic Property Trust                                       313,938
                                                 11,890   Simon Property Group, Inc.                                  1,189,000
                                                  1,300   Vornado Realty Trust                                          142,155
                                                                                                                  -------------
                                                                                                                      6,581,387
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.4%                               37,500   Burlington Northern Santa Fe Corp.                          3,043,875
                                                 19,700   CSX Corp.                                                     841,781
                                                 47,900   Laidlaw International, Inc.                                 1,687,038
                                                 16,000   Norfolk Southern Corp.                                        830,560
                                                 22,100   Union Pacific Corp.                                         2,498,626
                                                                                                                  -------------
                                                                                                                      8,901,880
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   14,500   Altera Corp.                                                  349,160
Equipment - 1.9%                                  2,300   Analog Devices, Inc.                                           83,168
                                                 37,700   Applied Materials, Inc.                                       780,390
                                                 10,900   Broadcom Corp. Class A (a)                                    397,196
                                                 70,700   Intel Corp.                                                 1,828,302
                                                311,900   LSI Logic Corp. (a)                                         2,314,298
                                                  9,100   MEMC Electronic Materials, Inc. (a)                           535,626
                                                  9,420   Maxim Integrated Products, Inc.                               276,477
                                                 10,600   Microchip Technology, Inc.                                    384,992
                                                  8,800   Micron Technology, Inc. (a)                                    97,680
                                                 22,150   Nvidia Corp. (a)                                              802,716
                                                169,600   Teradyne, Inc. (a)                                          2,340,480
                                                 46,800   Texas Instruments, Inc.                                     1,712,412
                                                                                                                  -------------
                                                                                                                     11,902,897
-------------------------------------------------------------------------------------------------------------------------------
Software - 3.3%                                  15,000   Adobe Systems, Inc. (a)                                       654,900
                                                  9,400   Autodesk, Inc. (a)                                            469,718
                                                  8,300   BMC Software, Inc. (a)                                        259,209
                                                 84,600   CA, Inc.                                                    2,175,912
                                                 12,300   Compuware Corp. (a)                                            98,646
                                                  2,100   Intuit, Inc. (a)                                               63,630
                                                348,390   Microsoft Corp.                                            10,263,569
                                                  4,400   NAVTEQ Corp. (a)                                              343,068
                                                 14,300   Novell, Inc. (a)                                              109,252

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                                                Value
-------------------------------------------------------------------------------------------------------------------------------
                                                141,300   Oracle Corp. (a)                                        $   3,059,145
                                                129,600   Symantec Corp. (a)                                          2,511,648
                                                                                                                  -------------
                                                                                                                     20,008,697
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                             300   Abercrombie & Fitch Co. Class A                                24,210
                                                     17   AutoNation, Inc. (a)                                              301
                                                  1,900   AutoZone, Inc. (a)                                            220,666
                                                    500   The Gap, Inc.                                                   9,220
                                                  3,400   Genesco, Inc. (a)                                             156,842
                                                 16,900   Guitar Center, Inc. (a)                                     1,002,170
                                                 70,200   Home Depot, Inc.                                            2,277,288
                                                  4,374   Limited Brands, Inc.                                          100,121
                                                 40,900   Lowe's Cos., Inc.                                           1,146,018
                                                 51,800   OfficeMax, Inc.                                             1,775,186
                                                 19,900   RadioShack Corp.                                              411,134
                                                  7,600   Sally Beauty Co., Inc. (a)                                     64,220
                                                  4,400   The Sherwin-Williams Co.                                      289,124
                                                 18,500   TJX Cos., Inc.                                                537,795
                                                  5,600   Tiffany & Co.                                                 293,160
                                                                                                                  -------------
                                                                                                                      8,307,455
-------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.8%          19,900   Coach, Inc. (a)                                               940,673
                                                 62,000   Nike, Inc. Class B                                          3,636,920
                                                  2,500   Polo Ralph Lauren Corp.                                       194,375
                                                                                                                  -------------
                                                                                                                      4,771,968
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.8%                83,100   Fannie Mae                                                  5,053,311
                                                     20   Freddie Mac                                                     1,180
                                                                                                                  -------------
                                                                                                                      5,054,491
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                  105,933   Altria Group, Inc.                                          7,365,521
-------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%           4,200   W.W. Grainger, Inc.                                           382,998
                                                 23,900   Williams Scotsman International, Inc. (a)                     662,269
                                                                                                                  -------------
                                                                                                                      1,045,267
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                       65,733   Alltel Corp.                                                4,580,275
Services - 1.4%                                  58,600   Dobson Communications Corp. Class A (a)                       748,908
                                                 12,600   Rural Cellular Corp. Class A (a)                              548,100
                                                134,200   Sprint Nextel Corp.                                         2,549,800
                                                                                                                  -------------
                                                                                                                      8,427,083
-------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks (Cost - $511,167,851) - 99.2%         610,803,057
-------------------------------------------------------------------------------------------------------------------------------

                                                          Exchange-Traded Funds
-------------------------------------------------------------------------------------------------------------------------------
                                                  1,000   MidCap SPDR Trust Series 1                                    160,680
                                                 95,460   SPDR Trust Series 1                                        14,571,014
-------------------------------------------------------------------------------------------------------------------------------
                                                          Total Exchange-Traded Funds
                                                          (Cost - $13,675,271) - 2.4%                                14,731,694
-------------------------------------------------------------------------------------------------------------------------------

                                                   Face
                                                 Amount   Corporate Bonds
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                          $ 475,000   Genzyme Corp., 1.25% due 12/01/2023 (c)                       502,313
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                 291,000   Tyco International Group SA, 3.125% due 1/15/2023 (c)         451,414
-------------------------------------------------------------------------------------------------------------------------------
                                                          Total Corporate Bonds (Cost - $922,470) - 0.2%                953,727
-------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                             Beneficial
                                               Interest   Short-Term Securities                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                           $ 28,554,405   BlackRock Liquidity Series, LLC Cash Sweep
                                                          Series, 5.22% (b)(e)                                       28,554,405
                                                 48,800   BlackRock Liquidity Series, LLC Money Market
                                                          Series, 5.26% (b)(e)(f)                                        48,800
-------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities
                                                          (Cost - $28,603,205) - 4.6%                                28,603,205
-------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $554,368,797*) - 106.4%         655,091,683

                                                          Liabilities in Excess of Other Assets - (6.4%)            (39,456,254)
                                                                                                                  -------------
                                                          Net Assets - 100.0%                                       615,635,429
                                                                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 562,009,423
                                                                  =============
      Gross unrealized appreciation                               $  97,058,007
      Gross unrealized depreciation                                  (3,975,747)
                                                                  -------------
      Net unrealized appreciation                                 $  93,082,260
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                  Realized        Interest/
      Affiliate                                Purchase Cost       Sale Cost        Gain        Dividend Income
      ---------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                          --           $  2,035,172*       --          $ 1,219,845
      BlackRock Liquidity Series, LLC
         Money Market Series                        --           $ 19,599,900*       --          $    29,500
      The PNC Financial Services Group, Inc.        --                --             --          $    21,905
      ---------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
(c)   Convertible security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of September 30, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   Depositary receipts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------
      Number of                          Expiration                           Unrealized
      Contracts         Issue               Date            Face Value       Appreciation
      -----------------------------------------------------------------------------------
         209         S&P 500 Index      December 2007      $ 77,708,194      $ 2,657,531
      -----------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2007